Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Selling and marketing costs	$9,310	$6,031
Employee compensation and related benefits	1,377	2,005
Professional fees	746	225

Total	$11,433	$8,261

7. Accrued Expenses
Accrued expenses consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Selling and marketing costs	$6,031	$3,468
Employee compensation and related benefits	2,005	1,090
Professional fees	225	73

Total	$8,261	$4,631